Information Concerning the Group's Consolidated Operations - Details of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Expense by nature [line Items]
Total research and development expenses	$ (92,042)	[1]	$ (76,567)	$ (79,227)
Total selling, general and administrative expenses	(43,017)	[1]	(47,248)	(44,750)
Cost of revenue	(11,392)	[1]	(2,739)	(2,620)
Research and Development Expenses [member]
Expense by nature [line Items]
Royalty expenses	(2,112)		(2,739)	(2,620)
Wages and salaries	(21,294)		(16,452)	(12,986)
Social charges on free shares and stock option grants	(1,357)		(99)	(1,088)
Non-cash stock based compensation expense	(12,260)		(18,057)	(23,832)
Personnel expenses	(34,911)		(34,608)	(37,906)
Purchases and external expenses	(49,251)		(40,458)	(38,458)
Other	(7,880)		(1,501)	(2,863)
Cost of good sold	(9,280)
Cost of revenue	(11,392)		(2,739)	(2,620)
Personnel Expenses [member]
Expense by nature [line Items]
Wages and salaries	(34,116)		(27,825)	(20,005)
Social charges on free shares and stock option grants	(1,848)		(128)	(1,969)
Non-cash stock based compensation expense	(26,881)		(37,218)	(50,418)
Personnel expenses	(62,845)		(65,171)	(72,392)
Selling, General and Administrative Expenses [member]
Expense by nature [line Items]
Wages and salaries	(12,822)		(11,373)	(7,019)
Social charges on free shares and stock option grants	(491)		(29)	(881)
Non-cash stock based compensation expense	(14,621)		(19,161)	(26,586)
Personnel expenses	(27,934)		(30,563)	(34,486)
Purchases and external expenses	(11,431)		(14,251)	(9,138)
Other	$ (3,652)		$ (2,433)	$ (1,126)

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.